Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (64,044)	$ (33,597)	$ (10,281)
Other comprehensive loss:
Unrealized loss on available-for-sale securities, net of tax	(30)
Total comprehensive loss	$ (64,074)	$ (33,597)	$ (10,281)